Segment Information - Schedule of Revenues are Attributed to Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 386,013	$ 361,374	$ 470,170
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	261,184	297,003	402,957
Outside Chinese Mainland
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 124,829	$ 64,371	$ 67,213